CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 35,785	$ 36,910
Marketable securities	435,519	0
Prepaid expenses and other current assets	5,868	948
Total current assets	477,172	37,858
Property and equipment, net	8,908	1,996
Goodwill	9,483	0
Other assets	690	0
Other assets - related party	0	738
Operating lease right-of-use assets	6,973	0
Total assets	503,226	40,592
Current Liabilities:
Accounts payable	3,393	1,329
Accrued expenses and other current liabilities	7,276	1,425
Short-term operating lease liabilities	859	0
Total current liabilities	11,528	2,754
Long-term liabilities:
Warrant liabilities	7,239	0
Notes payable	0	1,749
Other long-term liabilities	206	0
Operating lease liabilities	7,219	0
Total liabilities	26,192	4,503
Commitments and contingencies (Note 17)
Convertible preferred stock
Convertible preferred stock (Series A, B, C, D, and E) $0.0001 par value with an aggregate liquidation preference of $0 and $216 as of December 31, 2021 and December 31, 2020, respectively; 0 and 92,078,549 shares authorized as of December 31, 2021 and December 31, 2020, respectively; 0 and 90,789,268 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	0	195,814
Stockholders' equity (deficit)
Additional paid-in capital	744,252	12,517
Accumulated deficit	(267,232)	(172,243)
Total stockholders' equity (deficit)	477,034	(159,725)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	503,226	40,592
Class A Common Stock [Member]
Stockholders' equity (deficit)
Common Stock	12	1
Class B Common Stock [Member]
Stockholders' equity (deficit)
Common Stock	$ 2	$ 0